SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Disaggregation of Revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 412,449	$ 58,093	¥ 561,667	¥ 761,451
Sales income	142,628	20,089	154,906	202,960
Technical services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	247,770		327,245	417,566
Facilitation/post [Member]
Disaggregation of Revenue [Line Items]
Net revenues	3,629	511	35,820	39,782
Others [Member]
Disaggregation of Revenue [Line Items]
Net revenues	¥ 18,422	$ 2,595	¥ 43,696	¥ 101,143